Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2011
Intangible Assets and Goodwill [Abstract]
Intangible Assets and Goodwill
7.	Intangible Assets and Goodwill

As at December 31, 2011 and 2010 intangible assets consisted of time-charter contracts with a weighted-average amortization period of 19.2 years. The carrying amount of intangible assets for the Partnership’s reportable segments is as follows:

	December 31, 2011			December 31, 2010
	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $	Liquefied Gas Segment $	Conventional Tanker Segment $	Total $
Gross carrying amount	179,813	2,739	182,552	179,813	2,739	182,552
Accumulated amortization	(65,599)	(2,537)	(68,136)	(56,743)	(2,263)	(59,006)

Net carrying amount	114,214	202	114,416	123,070	476	123,546

Amortization expense of intangible assets is $9.1 million for each of the years ended December 31, 2011, 2010 and 2009. Amortization of intangible assets in each of the five years following 2011 is approximately $9.1 million per year.

The carrying amount of goodwill as at each of December 31, 2011 and 2010 for the Partnership’s liquefied gas segment was $35.6 million. In 2011 and 2010, the Partnership conducted a goodwill impairment review of its liquefied gas segment and concluded that no impairment had occurred.